DEBT - Classification (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 13, 2022	Apr. 25, 2022	Jun. 30, 2022	Sep. 30, 2021	Apr. 13, 2022	Feb. 23, 2022	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Line of Credit Facility [Line Items]
Non-revolving line of credit, net, current			$ 2,203,064
Non-revolving line of credit			1,316,246
Unpaid principal balance			4,022,986
Warrants issued for severance			$ 254,013	$ 82,000
Exercise price of warrants			$ 1.68	$ 1.63				$ 0.73	$ 0.68
Non-revolving line of credit
Line of Credit Facility [Line Items]
Non-revolving line of credit			$ 1,316,246
Unpaid principal balance			2,200,000
Secured loan amount			4,105,492	$ 0
Non-revolving line of credit | Excel Family Partners, LLLP
Line of Credit Facility [Line Items]
Interest rate		12.00%
Secured loan amount		$ 4,022,986			$ 2,000,000.0	$ 1,500,000
Loan term		18 months
Proceeds from loans		$ 2,022,000.000
Number of aggregate warrants		1,149,425
Exercise price of warrants		$ 1.75
Non-revolving lines of credit, amended on April 25, 2022
Line of Credit Facility [Line Items]
Non-revolving line of credit, net, current			2,203,064
Unpaid principal balance			$ 4,022,986
Interest rate		12.00%	12.00%
Maturity date			Oct. 25, 2023
Warrants issued for severance			$ 1,149,425
Secured loan amount			4,022,986	4,022,986			$ 4,022,986
Non-revolving lines of credit, amended on April 25, 2022 | Excel Family Partners, LLLP
Line of Credit Facility [Line Items]
Secured loan amount		$ 4,022,986
Loan term		18 months
Number of aggregate warrants		1,149,425
Exercise price of warrants		$ 1.75
Non-revolving lines of credit, May 13, 2022
Line of Credit Facility [Line Items]
Non-revolving line of credit			1,316,246
Unpaid principal balance			$ 2,200,000
Interest rate			12.00%
Maturity date			Nov. 13, 2023
Warrants issued for severance			$ 628,575
Secured loan amount			$ 2,200,000	$ 2,200,000			$ 2,200,000
Non-revolving lines of credit, May 13, 2022 | RAT Investment Holdings, LP
Line of Credit Facility [Line Items]
Interest rate	12.00%
Secured loan amount	$ 2,200,000
Loan term	18 months
Number of aggregate warrants	628,575
Exercise price of warrants	$ 1.75